Inventory	12 Months Ended
Dec. 31, 2022
Inventory Disclosure [Abstract]
INVENTORY	NOTE 3 - INVENTORY Composition:
	As of	As of
	December 31,	December 31,
	2022	2021

Raw materials	1,566	704
Work in progress	356	457
Finished goods	935	794
	2,857	1,955